Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Activity [Abstract]
Balances at beginning	R$ 1,807	R$ 8,300
Balance at ending	5,289	1,807	8,300
Additions	5,462	4,000	15,000
Additions by acquisition of companies			3,994
Interest accrual	940	349	511
Principal payments	(2,034)	(10,101)	(10,962)
Interest payments	R$ (886)	R$ (741)	R$ (243)